Pacific Capital Cash Assets Trust
RISK/RETURN
Investment Objective
The Fund’s objective is to achieve a high level of current income, stability and liquidity for investors’ cash assets by investing in a diversified portfolio of short-term “money market” securities meeting specific quality standards.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Capital Cash Assets Trust	Pacific Capital Cash Assets Trust Original Shares	Pacific Capital Cash Assets Trust Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Pacific Capital Cash Assets Trust	Pacific Capital Cash Assets Trust Original Shares	Pacific Capital Cash Assets Trust Service Shares
Investment Advisory Fee	0.40%	0.40%
Distribution (12b-1) Fee	none	0.25%
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	0.62%	0.87%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pacific Capital Cash Assets Trust (USD $)	1 year	3 years	5 years	10 years
Pacific Capital Cash Assets Trust Original Shares	63	199	346	774
Pacific Capital Cash Assets Trust Service Shares	89	278	482	1,073

Principal Investment Strategies
The Fund seeks to attain its investment objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks. Under the current management policies, the Fund invests primarily in the following types of obligations:

(1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

(2) Bank obligations and instruments secured by them. (“Banks” include commercial banks, savings banks and savings and loan associations; they include foreign banks and foreign branches of United States banks.)

(3) Short-term corporate debt known as “commercial paper.”

(4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

(5) Municipal debt obligations issued by or on behalf of states, cities, municipalities and other public authorities.  These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.  Some municipal obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal obligations, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

(6) Repurchase agreements.

(7) Refunded Securities, which are debt securities the principal and interest of which are paid by “Government Securities” (as defined in the Investment Company Act of 1940 as amended (the “1940 Act”)) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities.  The Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.

The Fund seeks to maintain a net asset value of  $1.00 per share. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Principal Risks
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Structured Securities Risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

Risks Associated with Concentration in the Banking Industry. The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments.  Lack of information and less market regulation may also affect the value of these securities.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS Original Shares 2001 - 2010

During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.01% (quarter ended June 30, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.01%.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Pacific Capital Cash Assets Trust	1 Year	5 Years	10 Years
Pacific Capital Cash Assets Trust Original Shares	0.03%	2.32%	2.12%
Pacific Capital Cash Assets Trust Service Shares	0.01%	2.14%	1.90%

Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.
Pacific Capital Tax-Free Cash Assets Trust
RISK/RETURN
Investment Objective
The Fund’s objective is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Capital Tax-Free Cash Assets Trust	Pacific Capital Tax-Free Cash Assets Trust Original Shares	Pacific Capital Tax-Free Cash Assets Trust Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Pacific Capital Tax-Free Cash Assets Trust	Pacific Capital Tax-Free Cash Assets Trust Original Shares	Pacific Capital Tax-Free Cash Assets Trust Service Shares
Investment Advisory Fee	0.32%	0.32%
Distribution (12b-1) Fee	none	0.25%
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.55%	0.80%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pacific Capital Tax-Free Cash Assets Trust (USD $)	1 year	3 years	5 years	10 years
Pacific Capital Tax-Free Cash Assets Trust Original Shares	56	176	307	689
Pacific Capital Tax-Free Cash Assets Trust Service Shares	82	255	444	990

Principal Investment Strategies
The Fund seeks to attain its investment objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding 397 days, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund’s assets must be invested in Municipal Obligations (as defined below).

The Fund may invest up to 20% of its assets in Municipal Obligations subject to regular Federal taxes and/or the Federal alternative minimum tax.

Under the current management policies, the Fund invests in the following types of obligations:

Municipal Obligations

The term “Municipal Obligations” is used to mean obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. “Hawaiian Obligations” are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities.  These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.  Some Municipal Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Municipal Obligations, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The Fund seeks to maintain a net asset value of  $1.00 per share. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Principal Risks
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Risks Associated with Investments in Hawaiian Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Hawaii municipal issuers.

Tax Risk. The income on the Fund’s Municipal Obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured Securities Risk. The payment and credit qualities of structured securities are derived from their embedded assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

Risks Associated with Concentration in the Banking Industry. The Fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus may be more susceptible to negative events affecting the worldwide banking industry.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the Fund intends to comply with the diversification requirements applicable to money market funds which limit the Fund’s ability to invest in the obligations of a single issuer.

These risks are discussed in more detail later in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS Original Shares 2001 - 2010

During the period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.01%.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Pacific Capital Tax-Free Cash Assets Trust	1 Year	5 Years	10 Years
Pacific Capital Tax-Free Cash Assets Trust Original Shares	0.02%	1.61%	1.55%
Pacific Capital Tax-Free Cash Assets Trust Service Shares	0.01%	1.43%	1.33%

Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.
Pacific Capital U.S. Government Securities Cash Assets Trust
RISK/RETURN
Investment Objective
The Fund’s objective is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pacific Capital U.S. Government Securities Cash Assets Trust	Pacific Capital U.S.Government Securities Cash Assets Trust Original Shares	Pacific Capital U.S. Government Securities Cash Assets Trust Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses Pacific Capital U.S. Government Securities Cash Assets Trust	Pacific Capital U.S.Government Securities Cash Assets Trust Original Shares	Pacific Capital U.S. Government Securities Cash Assets Trust Service Shares
Investment Advisory Fee	0.33%	0.33%
Distribution (12b-1) Fee	none	0.25%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	0.47%	0.72%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pacific Capital U.S. Government Securities Cash Assets Trust (USD $)	1 year	3 years	5 years	10 years
Pacific Capital U.S.Government Securities Cash Assets Trust Original Shares	48	151	263	591
Pacific Capital U.S. Government Securities Cash Assets Trust Service Shares	74	230	401	894

Principal Investment Strategies
The Fund seeks to attain its investment objective by investing in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), and in certain repurchase agreements secured by U.S. government securities.

Under the current management policies, the Fund invests in the following types of obligations:

U. S. Treasury Obligations

The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its “full faith and credit” and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

           U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and the Federal Deposit Insurance Corporation.

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Repurchase Agreements

The Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker/dealers.

The Fund seeks to maintain a stable share price of  $1.00. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Principal Risks
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

These risks are discussed in more detail later in the Prospectus or in the SAI.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS Original Shares 2001 - 2010

During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.00%.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Pacific Capital U.S. Government Securities Cash Assets Trust	1 Year	5 Years	10 Years
Pacific Capital U.S.Government Securities Cash Assets Trust Original Shares	0.01%	2.21%	2.11%
Pacific Capital U.S. Government Securities Cash Assets Trust Service Shares	0.01%	2.05%	1.90%

Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	CASH ASSETS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000749748
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 31, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Pacific Capital Cash Assets Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund’s objective is to achieve a high level of current income, stability and liquidity for investors’ cash assets by investing in a diversified portfolio of short-term “money market” securities meeting specific quality standards.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its investment objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks. Under the current management policies, the Fund invests primarily in the following types of obligations:

(1) Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

(2) Bank obligations and instruments secured by them. (“Banks” include commercial banks, savings banks and savings and loan associations; they include foreign banks and foreign branches of United States banks.)

(3) Short-term corporate debt known as “commercial paper.”

(4) Corporate debt obligations (for example, bonds and debentures). Debentures are a form of unsecured corporate debt.

(5) Municipal debt obligations issued by or on behalf of states, cities, municipalities and other public authorities.  These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.  Some municipal obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal obligations, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

(6) Repurchase agreements.

(7) Refunded Securities, which are debt securities the principal and interest of which are paid by “Government Securities” (as defined in the Investment Company Act of 1940 as amended (the “1940 Act”)) that have been placed in an escrow account and pledged only to the payment of the debt security. In general, Government Securities are those the principal and interest of which are paid by or are guaranteed by the U.S. Government or its instrumentalities.  The Fund will invest only in Refunded Securities meeting the applicable requirements of Rule 5b-3 under the 1940 Act.

The Fund seeks to maintain a net asset value of  $1.00 per share. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to attain its investment objective by investing in short-term money-market securities denominated in U.S. dollars that are of high quality and present minimal credit risks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Structured Securities Risk. The payment and credit qualities of structured securities derive from their embedded assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

Risks Associated with Concentration in the Banking Industry. The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Foreign Securities Risk.  Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments.  Lack of information and less market regulation may also affect the value of these securities.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	These risks are discussed in more detail later in the Prospectus or in the SAI.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the designated periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Original Shares 2001 - 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 1.27% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.01% (quarter ended June 30, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.01%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-437-1020
Pacific Capital Cash Assets Trust | Pacific Capital Cash Assets Trust Original Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2001	rr_AnnualReturn2001	3.48%
Annual Return 2002	rr_AnnualReturn2002	1.42%
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.10%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	4.72%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.24%
Annual Return 2010	rr_AnnualReturn2010	0.03%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Pacific Capital Cash Assets Trust | Pacific Capital Cash Assets Trust Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.14%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Pacific Capital Tax-Free Cash Assets Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to provide safety of principal while achieving as high a level as possible of liquidity and of current income exempt from Federal and Hawaii income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its investment objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding 397 days, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund’s assets must be invested in Municipal Obligations (as defined below).

The Fund may invest up to 20% of its assets in Municipal Obligations subject to regular Federal taxes and/or the Federal alternative minimum tax.

Under the current management policies, the Fund invests in the following types of obligations:

Municipal Obligations

The term “Municipal Obligations” is used to mean obligations with maturities of 397 days or less paying interest which, in the opinion of bond counsel or other appropriate counsel, is exempt from regular Federal income taxes. “Hawaiian Obligations” are Municipal Obligations, including those of Guam, the Northern Mariana Islands, Puerto Rico and the Virgin Islands, paying interest which, in the opinion of bond counsel or other appropriate counsel, is also exempt from Hawaii state income taxes.

Since it is not possible to predict the extent to which suitable Hawaiian Obligations will be available for investment, the Tax-Free Fund has no investment restriction limiting the proportion of its portfolio which it may invest in other Municipal Obligations.

Municipal Obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities.  These securities include participation or other interests in municipal securities and other structured securities such as variable rate demand obligations, tender option bonds, partnership interests and swap-based securities, many of which may be issued or backed by U.S. or non-U.S. banks.  Some Municipal Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Municipal Obligations, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.

The Fund seeks to maintain a net asset value of  $1.00 per share. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to attain its investment objective by investing in municipal obligations of Hawaiian issuers to the extent that obligations of the desired quality, maturity and interest rate are available; otherwise by investing in similar obligations of non-Hawaii issuers. These obligations must have remaining maturities not exceeding 397 days, must be of high quality and must present minimal credit risks. At least 80% of the Tax-Free Fund's assets must be invested in Municipal Obligations (as defined below).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Risks Associated with Investments in Hawaiian Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Hawaii municipal issuers.

Tax Risk. The income on the Fund’s Municipal Obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Structured Securities Risk. The payment and credit qualities of structured securities are derived from their embedded assets, and they may behave in ways not anticipated by the Fund, or they may not receive tax, accounting or regulatory treatment anticipated by the Fund.

Risks Associated with Concentration in the Banking Industry. The Fund may invest a significant portion of its assets in municipal securities and interests in municipal securities that are issued or backed by U.S. and non-U.S. banks, and thus may be more susceptible to negative events affecting the worldwide banking industry.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the Fund intends to comply with the diversification requirements applicable to money market funds which limit the Fund’s ability to invest in the obligations of a single issuer.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	These risks are discussed in more detail later in the Prospectus or in the SAI.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. However, the Fund intends to comply with the diversification requirements applicable to money market funds which limit the Fund's ability to invest in the obligations of a single issuer.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the designated periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Original Shares 2001 - 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 0.80% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.01%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-437-1020
Pacific Capital Tax-Free Cash Assets Trust | Pacific Capital Tax-Free Cash Assets Trust Original Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	2.46%
Annual Return 2002	rr_AnnualReturn2002	1.19%
Annual Return 2003	rr_AnnualReturn2003	0.88%
Annual Return 2004	rr_AnnualReturn2004	0.99%
Annual Return 2005	rr_AnnualReturn2005	1.94%
Annual Return 2006	rr_AnnualReturn2006	2.95%
Annual Return 2007	rr_AnnualReturn2007	3.14%
Annual Return 2008	rr_AnnualReturn2008	1.80%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	1.61%
10 Years	rr_AverageAnnualReturnYear10	1.55%
Pacific Capital Tax-Free Cash Assets Trust | Pacific Capital Tax-Free Cash Assets Trust Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.32%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Pacific Capital U.S. Government Securities Cash Assets Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s objective is to provide safety of principal while achieving as high a level as possible of liquidity and of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information about eligibility requirements for each share class is available from your financial advisor and in "Purchases – Opening an Account” on page 29 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its investment objective by investing in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), and in certain repurchase agreements secured by U.S. government securities.

Under the current management policies, the Fund invests in the following types of obligations:

U. S. Treasury Obligations

The U.S. Treasury issues various types of marketable securities, consisting of bills, notes, bonds, and certificates of indebtedness, which are all direct obligations of the U.S. government backed by its “full faith and credit” and which differ primarily in the length of their maturity. The Fund may also invest in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). These instruments may experience more market volatility than regular treasury securities.

Other U.S. Government Securities

           U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Financing Corporation, Government National Mortgage Association, Resolution Funding Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and the Federal Deposit Insurance Corporation.

Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always supported by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Repurchase Agreements

The Fund may purchase securities subject to repurchase agreements provided that such securities are U.S. government securities. Repurchase agreements may be entered into only with commercial banks or broker/dealers.

The Fund seeks to maintain a stable share price of  $1.00. Under applicable regulations, it is subject to related maturity, quality, diversification and liquidity requirements.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to attain its investment objective by investing in short-term direct obligations of the United States Treasury, in other obligations issued or guaranteed by agencies or instrumentalities of the United States Government (with remaining maturities of one year or less), and in certain repurchase agreements secured by U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Interest Rate Risk. There may be changes in interest rates, lack of liquidity or other disruptions in the bond markets or other adverse market events and conditions. Such conditions have contributed to a low rate environment resulting in historically low yields returned by money market funds. As these conditions persist, investors should be aware that the yield or return for the Fund could remain extremely low.

Credit Risk. An issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s Adviser or Administrator may discontinue their current voluntary fee waivers. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the Fund’s yield.

Risk of Increase in Expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease or are lower than estimated, or if a fee limitation or waiver is changed or terminated.

Portfolio Selection Risk. The portfolio manager’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect.

Redemption Risk. The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a  $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	These risks are discussed in more detail later in the Prospectus or in the SAI.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in, nor endorsed or guaranteed by, any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for the designated periods. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the designated periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Original Shares 2001 - 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest return for a quarter was 1.29% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.00% (quarter ended June 30, 2010).  Investors should be mindful that the return of the Fund will remain extremely low as long as the current economic conditions fostering a low rate environment persist.

The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was 0.00%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date (from January 1, 2011 to June 30, 2011) total return for Original Shares was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please call (800) 437-1020 toll-free to obtain the Fund’s most current seven-day yield.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-437-1020
Pacific Capital U.S. Government Securities Cash Assets Trust | Pacific Capital U.S.Government Securities Cash Assets Trust Original Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	591
Annual Return 2001	rr_AnnualReturn2001	3.69%
Annual Return 2002	rr_AnnualReturn2002	1.43%
Annual Return 2003	rr_AnnualReturn2003	1.00%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	1.79%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Pacific Capital U.S. Government Securities Cash Assets Trust | Pacific Capital U.S. Government Securities Cash Assets Trust Service Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Investment Advisory Fee	rr_ManagementFeesOverAssets	0.33%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	1.90%